Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension and Postretirement Plans

An analysis of the projected benefit obligations for our pension plans and accumulated benefit obligations for our postretirement health and life insurance plans follows:

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Change in Benefit Obligation
Benefit obligation at January 1	$5,539	3,206	5,042	3,101	862	839
Service cost	225	98	229	90	10	11
Interest cost	247	178	260	169	42	46
Plan participant contributions	—	5	—	4	23	20
Government subsidy	—	—	—	—	4	—
Plan amendments	—	(53)	12	—	35	—
Actuarial loss	642	195	305	59	20	14
Benefits paid	(478)	(116)	(309)	(115)	(68)	(70)
Curtailment	—	—	—	(1)	—	—
Foreign currency exchange rate change	—	(29)	—	(101)	(2)	2

Benefit obligation at December 31*	$6,175	3,484	5,539	3,206	926	862

*Accumulatedbenefit obligation portion of above at December 31:	$5,363	2,939	4,905	2,711

Change in Fair Value of Plan Assets
Fair value of plan assets at January 1	$3,890	2,581	3,144	2,281	—	—
Actual return on plan assets	64	53	458	259	—	—
Company contributions	673	226	597	216	41	50
Plan participant contributions	—	5	—	4	23	20
Government subsidy	—	—	—	—	4	—
Benefits paid	(478)	(116)	(309)	(115)	(68)	(70)
Curtailment	—	—	—	(1)	—	—
Foreign currency exchange rate change	—	(27)	—	(63)	—	—

Fair value of plan assets at December 31	$4,149	2,722	3,890	2,581	—	—

Funded Status	$(2,026)	(762)	(1,649)	(625)	(926)	(862)

Amounts Recognized in Consolidated Balance Sheet

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Amounts Recognized in the Consolidated Balance Sheet at December 31
Noncurrent assets	$—	94	—	156	—	—
Current liabilities	(118)	(5)	(74)	(4)	(62)	(51)
Noncurrent liabilities	(1,908)	(851)	(1,575)	(777)	(864)	(811)

Total recognized	$(2,026)	(762)	(1,649)	(625)	(926)	(862)

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	4.30%	4.90	4.65	5.40	4.40	5.00
Rate of compensation increase	4.25	4.30	4.00	4.10	—	—

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	4.65%	5.40	5.35	5.80	5.00	5.60
Expected return on plan assets	7.00	6.40	7.00	6.50	—	—
Rate of compensation increase	4.00	4.10	4.00	4.50	—	—

Before Tax Amounts Not Been Recognized in Net Periodic Postretirement Benefit Cost

Included in accumulated other comprehensive income at December 31 were the following before-tax amounts that had not been recognized in net periodic benefit cost:

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Unrecognized net actuarial loss (gain)	$2,240	705	1,567	444	(26)	(51)
Unrecognized prior service cost (credit)	52	(78)	61	(25)	(13)	(54)

Sources of Change in Other Comprehensive Income

	Millions of Dollars
	Pension Benefits				Other Benefits
	2011		2010		2011	2010
	U.S.	Int’l.	U.S.	Int’l.
Sources of Change in Other Comprehensive Income
Net gain (loss) arising during the period	$(858)	(307)	(70)	75	(20)	(14)
Amortization of (gain) loss included in income	185	46	167	55	(5)	(7)

Net change during the period	$(673)	(261)	97	130	(25)	(21)

Prior service (cost) credit arising during the period	$—	53	(12)	(1)	(34)	—
Amortization of prior service cost (credit) included in income	9	—	10	2	(7)	3

Net change during the period	$9	53	(2)	1	(41)	3

Amounts Included in Accumulated Other Comprehensive Income that are Expected to be Amortized into Net Periodic Postretirement Cost

Amounts included in accumulated other comprehensive income at December 31, 2011, that are expected to be amortized into net periodic postretirement cost during 2012 are provided below:

	Millions of Dollars
	Pension Benefits		Other Benefits
	U.S.	Int’l.
Unrecognized net actuarial loss (gain)	$235	71	(3)
Unrecognized prior service cost	9	(9)	(4)

Net Periodic Benefit Cost Related to Continuing and Discontinued Operations of All Defined Benefit Plans

The components of net periodic benefit cost related to continuing and discontinued operations of all defined benefit plans are presented in the following table:

	Millions of Dollars
	Pension Benefits						Other Benefits
	2011		2010		2009		2011	2010	2009
	U.S.	Int’l.	U.S.	Int’l.	U.S.	Int’l.
Components of Net Periodic Benefit Cost
Service cost	$225	98	229	90	194	79	10	11	9
Interest cost	247	178	260	169	277	144	42	46	47
Expected return on plan assets	(280)	(175)	(224)	(147)	(184)	(125)	—	—	—
Amortization of prior service cost (credit)	9	—	10	2	11	1	(7)	3	9
Recognized net actuarial loss (gain)	165	46	167	55	186	35	(5)	(7)	(15)

Net periodic benefit cost	$366	147	442	169	484	134	40	53	50

Fair Values of Our Pension Plan Assets

The fair values of our pension plan assets at December 31, by asset class were as follows:

	Millions of Dollars
	U.S.				International
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
2011
Equity Securities
U.S.	$1,251	—	—	1,251	413	—	—	413
International	803	—	—	803	413	—	—	413
Common/collective trusts	—	634	—	634	—	234	—	234
Mutual funds	—	—	—	—	246	—	—	246
Debt Securities
Government	311	81	—	392	532	—	—	532
Corporate	—	551	3	554	—	122	1	123
Agency and mortgage-backed securities	—	105	—	105	—	43	—	43
Common/collective trusts	—	249	—	249	—	346	—	346
Mutual funds	—	—	—	—	130	—	—	130
Cash and cash equivalents	—	—	—	—	32	26	—	58
Private equity funds	—	—	4	4	—	—	13	13
Derivatives	—	—	—	—	—	11	—	11
Insurance contracts	—	—	—	—	—	—	15	15
Real estate	—	—	—	—	—	—	139	139

Total*	$2,365	1,620	7	3,992	1,766	782	168	2,716

*	Excludes the participating interest in the annuity contract with a net asset value of $144 million and net receivables related to security transactions of $19 million.

2010
Equity Securities
U.S.	$1,250	—	—	1,250	378	—	—	378
International	818	—	—	818	498	—	—	498
Common/collective trusts	—	635	—	635	—	246	—	246
Mutual funds	—	—	—	—	282	—	—	282
Debt Securities
Government	251	56	—	307	390	—	—	390
Corporate	—	420	3	423	—	171	2	173
Agency and mortgage-backed securities	—	81	—	81	—	—	—	—
Common/collective trusts	—	270	—	270	—	329	—	329
Mutual funds	—	—	—	—	122	—	—	122
Cash and cash equivalents	—	—	—	—	9	10	—	19
Private equity funds	—	—	6	6	—	—	8	8
Derivatives	—	—	—	—	—	12	—	12
Insurance contracts	—	—	—	—	—	—	16	16
Real estate	—	—	—	—	—	—	101	101

Total*	$2,319	1,462	9	3,790	1,679	768	127	2,574

*	Excludes the participating interest in the annuity contract with a net asset value of $92 million and net receivables related to security transactions of $15 million.

Benefit Payments Exclusive Amount to be Paid From Participating Annuity Contract and Which Reflect Expected Future Service, as Appropriate, are Expected to be Paid

The following benefit payments, which are exclusive of amounts to be paid from the participating annuity contract and which reflect expected future service, as appropriate, are expected to be paid:

	Millions of Dollars
	Pension Benefits		Other Benefits
	U.S.	Int’l.
2012	$577	110	63
2013	501	113	64
2014	524	121	67
2015	553	129	70
2016	598	134	72
2017-2021	3,206	794	385

CPSP Stock Savings Feature Shares	The total CPSP stock savings feature shares as of December 31 were:

	2011	2010
Unallocated shares	811,963	3,385,778
Allocated shares	19,315,372	19,198,502

Total shares	20,127,335	22,584,280

Share-Based Compensation Expense Recognized in Income Related to Continuing and Discontinued Operations and Associated Tax Benefit

Total share-based compensation expense recognized in income related to continuing and discontinued operations and the associated tax benefit for the years ended December 31, were as follows:

	Millions of Dollars
	2011	2010	2009
Compensation cost	$246	211	121
Tax benefit	86	78	42

Summary of Stock Option Activity for Three Years Ended December 31, 2011

The following summarizes our stock option activity for the three years ended December 31, 2011:

		Weighted-	Weighted-Average	Millions of Dollars
	Options	Average Exercise Price	Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2008	36,615,753	$35.65
Granted	3,311,200	45.47	$11.18
Exercised	(2,919,118)	24.10		$67
Forfeited	(332,941)	52.04
Expired or canceled	(241,421)	63.49

Outstanding at December 31, 2009	36,433,473	$37.13
Granted	3,040,500	48.39	$11.70
Exercised	(6,401,483)	29.08		$183
Forfeited	(255,889)	48.42
Expired or canceled	(204,727)	58.94

Outstanding at December 31, 2010	32,611,874	$39.54
Granted	1,907,000	70.13	$16.70
Exercised	(10,022,685)	30.08		$416
Forfeited	(82,434)	62.26
Expired or canceled	(41,704)	51.60

Outstanding at December 31, 2011	24,372,051	$45.73

Vested at December 31, 2011	22,214,254	$44.49		$611

Exercisable at December 31, 2011	19,666,959	$43.19		$564

Significant Assumptions Used to Calculate Fair Market Values

The significant assumptions used to calculate the fair market values of the options granted over the past three years, as calculated using the Black-Scholes-Merton option-pricing model, were as follows:

	2011	2010	2009
Assumptions used
Risk-free interest rate	3.10%	3.23	2.90
Dividend yield	4.00%	4.00	3.50
Volatility factor	33.40%	33.80	32.90
Expected life (years)	6.87	6.65	6.53

The ranges in the assumptions used were as follows:

	2011		2010		2009
	High	Low	High	Low	High	Low
Ranges used
Risk-free interest rate	3.10%	3.10	3.23	3.23	2.90	2.90
Dividend yield	4.00	4.00	4.00	4.00	3.50	3.50
Volatility factor	33.40	33.40	33.80	33.80	32.90	32.90

Summary of Restricted Stock Unit Activity

The following summarizes our stock unit activity for the three years ended December 31, 2011:

		Weighted-Average	Millions of Dollars
	Stock Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	5,927,698	$61.14
Granted	2,910,095	43.41
Forfeited	(207,932)	51.84
Issued	(1,910,309)		$88

Outstanding at December 31, 2009	6,719,552	$57.08
Granted	2,890,010	46.38
Forfeited	(233,212)	53.11
Issued	(1,573,487)		$79

Outstanding at December 31, 2010	7,802,863	$53.04
Granted	2,746,045	67.54
Forfeited	(299,531)	56.43
Issued	(1,520,419)		$109

Outstanding at December 31, 2011	8,728,958	$55.41

Not Vested at December 31, 2011	6,175,477	$55.93

Summary of Performance Share Program Activity

The following summarizes our Performance Share Program activity for the three years ended December 31, 2011:

	Performance	Weighted-Average	Millions of Dollars
	Share Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	3,176,178	$68.13
Granted	659,812	45.47
Forfeited	(23,670)	65.00
Issued	(407,442)		$19

Outstanding at December 31, 2009	3,404,878	$64.63
Granted	317,072	48.39
Forfeited	(53,243)	62.66
Issued	(234,121)		$12

Outstanding at December 31, 2010	3,434,586	$63.43
Granted	615,780	70.57
Forfeited	(23,240)	63.18
Issued	(509,365)		$37

Outstanding at December 31, 2011	3,517,761	$64.35

Not Vested at December 31, 2011	1,063,982	$64.16

Summary of Aggregate Activity of Restricted Shares and Units

The following summarizes the aggregate activity of these restricted shares and units for the three years ended December 31, 2011:

		Weighted-Average	Millions of Dollars
	Stock Units	Grant-Date Fair Value	Total Fair Value
Outstanding at December 31, 2008	3,364,020	$36.75
Granted	78,299	45.72
Issued	(204,160)		$10
Canceled	(101,642)	52.91

Outstanding at December 31, 2009	3,136,517	$35.11
Granted	73,395	53.33
Issued	(181,035)		$9
Canceled	(58,441)	44.23

Outstanding at December 31, 2010	2,970,436	$34.06
Granted	76,642	70.25
Issued	(139,523)		$10
Canceled	(319,640)	30.90

Outstanding at December 31, 2011	2,587,915	$33.49

Not Vested at December 31, 2011	—